Summary of significant accounting policies (Foreign currency translation) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Foreign Currency Translation [Abstract]
Period end RMB: US$ exchange rate	6.7744	6.6312	6.9370
Period average RMB: US$ exchange rate	6.8709	6.5309	6.6401